Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN FUNDS MORTGAGE FUND
Entity Central Index Key	0001496998
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
American Funds Mortgage Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class A
Trading Symbol	MFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's
discussion
of fund performance
The fund’s Class A shares gained 3.70% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive
returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class A (with sales charge) *	(0.21) %	(0.95) %	1.02%
American Funds Mortgage Fund — Class A (without sales charge) *	3.70%	(0.20) %	1.41%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements
,
without which
they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund
changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
American Funds Mortgage Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class C
Trading Symbol	MFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.44%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 2.92% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class C (with sales charge) *	1.93%	(0.94) %	0.80%
American Funds Mortgage Fund — Class C (without sales charge) *	2.92%	(0.94) %	0.80%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets
.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets
.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
American Funds Mortgage Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class T
Trading Symbol	TFMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 4.09% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class T (with sales charge) 2	1.48%	(0.42) %	1.23%
American Funds Mortgage Fund — Class T (without sales charge) 2	4.09%	0.09%	1.54%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.41) %	1.27%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
American Funds Mortgage Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-1
Trading Symbol	MFAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	apitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 3.76% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-1 *	3.76%	(0.15) %	1.43%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
American Funds Mortgage Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-2
Trading Symbol	MFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 4.02% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund
lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-2 *	4.02%	0.11%	1.70%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
American Funds Mortgage Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-3
Trading Symbol	AFFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 4.14% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class F-3 2	4.14%	0.23%	1.73%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.76%
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.41) %	1.34%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
American Funds Mortgage Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-A
Trading Symbol	CMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 3.80% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-A (with sales charge) *	0.21%	(0.90) %	1.01%
American Funds Mortgage Fund — Class 529-A (without sales charge) *	3.80%	(0.20) %	1.37%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
American Funds Mortgage Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-C
Trading Symbol	CMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 150	1.48%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 2.87% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-C (with sales charge) *	1.88%	(0.98) %	0.99%
American Funds Mortgage Fund — Class 529-C (without sales charge) *	2.87%	(0.98) %	0.99%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529C
American Funds Mortgage Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-E
Trading Symbol	CMFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 3.45% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-E *	3.45%	(0.41) %	1.16%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529E
American Funds Mortgage Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-T
Trading Symbol	TMFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 4.02% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class 529-T (with sales charge) 2	1.41%	(0.48) %	1.17%
American Funds Mortgage Fund — Class 529-T (without sales charge) 2	4.02%	0.02%	1.48%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.41) %	1.27%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
American Funds Mortgage Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-1
Trading Symbol	CMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 3.99% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-F-1 *	3.99%	0.07%	1.62%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F1
American Funds Mortgage Fund® - 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-2
Trading Symbol	FFMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 3.98% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	Since inception 1
American Funds Mortgage Fund — Class 529-F-2 2	3.98%	0.09%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.39) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
American Funds Mortgage Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-3
Trading Symbol	FMMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 4.12% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds Mortgage Fund — Class 529-F-3 2	4.12%	0.19%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.39) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F3
American Funds Mortgage Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-1
Trading Symbol	RMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 140	1.38%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 2.98% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive
returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
rns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-1 *	2.98%	(0.88) %	0.67%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net asse ts) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds Mortgage Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-2
Trading Symbol	RMABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 138	1.36%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 3.00% for the year ended August 31, 2025. That result compares
with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, ple ase
refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2 *	3.00%	(0.87) %	0.69%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers an
d/or
expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
American Funds Mortgage Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-2E
Trading Symbol	RMBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 3.35% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2E *	3.35%	(0.54) %	1.08%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inve st
directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
American Funds Mortgage Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-3
Trading Symbol	RMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 3.45% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-3 *	3.45%	(0.43) %	1.11%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future
delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future
delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
American Funds Mortgage Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-4
Trading Symbol	RMAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 3.76% for the year ended August 31, 2025. That result
compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-4 *	3.76%	(0.13) %	1.45%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
American Funds Mortgage Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-5E
Trading Symbol	RMAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 3.97% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class R-5E 2	3.97%	0.08%	1.63%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.81%
Bloomberg U.S. Mortgage Backed Securities Index 3	3.36%	(0.41) %	1.34%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts
. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts
. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
American Funds Mortgage Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-5
Trading Symbol	RMAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 4.07% for the year ended August 31, 2025. That result compares
with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-5 *	4.07%	0.16%	1.75%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
American Funds Mortgage Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-6
Trading Symbol	RMAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 4.14% for the year ended August 31, 2025. That result compares with a 3.36% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, U.S. fixed income markets posted positive returns despite interest rate volatility. Treasury yields reached near-decade highs amid growing federal budget deficits and shifting Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest after the first rate cut in September 2024, then peaked in the winter before remaining in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields was nearly flat at the start of the period and gradually steepened. Agency mortgage-backed bonds had solid returns in 2025, supported by investor demand and falling interest rate volatility after April.
The fund’s investment selection within mortgage markets was particularly additive to relative returns. Additionally, the portfolio’s exposure to duration positioning helped the relative results.
Curve positioning, particularly a preference for exposure to the front end of the yield curve against an underweight position on the back end, detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-6 *	4.14%	0.23%	1.82%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg U.S. Mortgage Backed Securities Index †	3.36%	(0.41) %	1.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2024
Net Assets	$ 11,922,000,000
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 25,000,000
Investment Company, Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,922
Total number of portfolio holdings	1,224
Total advisory fees paid (in millions)	$ 25
Portfolio turnover rate including mortgage dollar roll transactions	428%
Portfolio turnover rate excluding mortgage dollar roll transactions	58%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6